INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Current	$ 8,557	$ 6,337
Non-current	2,858	4,023
Total	$ 11,415	$ 10,360